FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - Currency risk	3 Months Ended
Sep. 30, 2025 USD ($)
Currency risk
Risk exposure associated with instruments sharing characteristic	$ (18,505,060)
Percentage of that a devaluation or an appreciation of the US Dollar other currencies	10.00%
Effect in profit and loss due to designate devaluation or appreciation of US dollar	$ 1,800,000